Index Fund Summary

Class/Ticker: Administrator Class - WFIOX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to replicate the total rate of return of the S&P 500® Index, before fees and expenses.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.09%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses[3]	0.42%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[4]	0.25%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$26
3 Years	$80
5 Years	$182
10 Years	$477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. Under normal circumstances, we invest at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks compirsing the S&P 500® Index. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2009	+15.89%
Lowest Quarter: 4th Quarter 2008	--22.02%
Year-to-date total return as of 9/30/2010 is +3.71%

Average Annual Total Returns as of 12/31/09
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/14/1985	26.25%	0.15%	-1.22%
Administrator Class (after taxes on distributions)	2/14/1985	25.28%	-0.41%	-1.70%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/14/1985	18.16%	0.07%	-1.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE INDEX FUND

(the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Brad Ursillo and Weidong Li will become the co-portfolio managers of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

            Mr. Ursillo is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2000. He began his investment industry career in 1998 as a client service associate with Nvest Retirement Services. Mr. Ursillo earned a bachelor’s degree in psychology from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

            Mr. Li is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2005. Previously, he served as senior manager with PanAgora Asset Management. He began his investment industry career in 1994 as a quantitative analyst with Invesco Management and Research. Earlier, he served as an assistant professor and researcher with the Shanghai Institute of Mechanical Engineering. Weidong earned a bachelor’s degree in mathematics from the Jiaxing Teachers College, a master’s degree in systems engineering from Shanghai Science & Technology, a master’s degree in computer science from the University of Massachusetts, and a master’s degree in finance from Bentley College. He has earned the right to use the Chartered Financial Analyst designation and the Chartered Market Technician designation and is a member of the Boston Security Analysts Society and the CFA Institute

III. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

IV. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

            Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at             wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by             sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated       December 1, 2010 as supplemented on February 25, 2011 and May 19, 2011, and statement of additional        information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011             and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and        annual report may be obtained, free of charge, in the same manner as the Prospectus.

3329051/P3329SP

Index Fund Summary

Class/Ticker: Investor Class - WFIRX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to replicate the total rate of return of the S&P 500® Index, before fees and expenses.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.09%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.71%
Total Annual Fund Operating Expenses[3]	0.80%
Fee Waivers	0.35%
Total Annual Fund Operating Expenses After Fee Waiver[4]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$335
10 Years	$886

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. Under normal circumstances, we invest at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks compirsing the S&P 500® Index. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year1 Investor Class

Highest Quarter: 2nd Quarter 2009	+15.89%
Lowest Quarter: 4th Quarter 2008	--22.02%
Year-to-date total return as of 9/30/2010 is +3.71%

Average Annual Total Returns as of 12/31/09
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/16/2010	26.25%	0.15%	-1.22%
Investor Class (after taxes on distributions)	7/16/2010	25.28%	-0.41%	-1.70%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	18.16%	0.07%	-1.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE INDEX FUND

(the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Brad Ursillo and Weidong Li will become the co-portfolio managers of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

            Mr. Ursillo is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2000. He began his investment industry career in 1998 as a client service associate with Nvest Retirement Services. Mr. Ursillo earned a bachelor’s degree in psychology from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

            Mr. Li is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2005. Previously, he served as senior manager with PanAgora Asset Management. He began his investment industry career in 1994 as a quantitative analyst with Invesco Management and Research. Earlier, he served as an assistant professor and researcher with the Shanghai Institute of Mechanical Engineering. Weidong earned a bachelor’s degree in mathematics from the Jiaxing Teachers College, a master’s degree in systems engineering from Shanghai Science & Technology, a master’s degree in computer science from the University of Massachusetts, and a master’s degree in finance from Bentley College. He has earned the right to use the Chartered Financial Analyst designation and the Chartered Market Technician designation and is a member of the Boston Security Analysts Society and the CFA Institute

III. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

IV. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

            Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at             wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by             sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated       December 1, 2010 as supplemented on February 25, 2011 and May 19, 2011, and statement of additional        information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011             and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and        annual report may be obtained, free of charge, in the same manner as the Prospectus.

3329051/P3329SP

Index Fund Summary

Class/Ticker: Class A - WFILX; Class B - WFIMX; Class C - WFINX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to replicate the total rate of return of the S&P 500® Index, before fees and expenses.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 15 and 17 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.09%	0.09%	0.09%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses[3]	0.73%	1.48%	1.48%
Fee Waivers	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[4]	0.56%	1.31%	1.31%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$629	$633	$233	$133	$133
3 Years	$744	$715	$415	$415	$415
5 Years	$908	$957	$757	$757	$757
10 Years	$1,382	$1,422	$1,722	$1,422	$1,722

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. Under normal circumstances, we invest at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks compirsing the S&P 500® Index. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+15.81%
Lowest Quarter: 4th Quarter 2008	--22.04%
Year-to-date total return as of 9/30/2010 is +3.51%

Average Annual Total Returns as of 12/31/09 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/4/1998	18.66%	-1.27%	-2.05%
Class A (after taxes on distributions)	11/4/1998	17.84%	-1.78%	-2.47%
Class A (after taxes on distributions and the sale of Fund Shares)	11/4/1998	13.08%	-1.14%	-1.83%
Class B (before taxes)	11/3/1998	19.96%	-1.20%	-1.99%
Class C (before taxes)	4/30/1999	24.00%	-0.84%	-2.20%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 (currently closed to new investors) Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE INDEX FUND

(the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Brad Ursillo and Weidong Li will become the co-portfolio managers of the Wells Fargo Advantage Index Portfolio, the master fund in which the Fund invests all of its assets.

            Mr. Ursillo is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2000. He began his investment industry career in 1998 as a client service associate with Nvest Retirement Services. Mr. Ursillo earned a bachelor’s degree in psychology from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

            Mr. Li is an analyst with the Global Strategic Products team at WellsCap. He joined WellsCap from Evergreen Investments, where he served in a similar role beginning in 2005. Previously, he served as senior manager with PanAgora Asset Management. He began his investment industry career in 1994 as a quantitative analyst with Invesco Management and Research. Earlier, he served as an assistant professor and researcher with the Shanghai Institute of Mechanical Engineering. Weidong earned a bachelor’s degree in mathematics from the Jiaxing Teachers College, a master’s degree in systems engineering from Shanghai Science & Technology, a master’s degree in computer science from the University of Massachusetts, and a master’s degree in finance from Bentley College. He has earned the right to use the Chartered Financial Analyst designation and the Chartered Market Technician designation and is a member of the Boston Security Analysts Society and the CFA Institute

III. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

IV. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

            Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at             wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by             sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated       December 1, 2010 as supplemented on February 25, 2011 and May 19, 2011, and statement of additional        information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, January 14, 2011             and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI and        annual report may be obtained, free of charge, in the same manner as the Prospectus.

3329051/P3329SP